OTHER NON-CURRENT LIABILITIES (Defined contribution plan Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 30, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Defined contribution expenses	$ 4.3	$ 4.4